Allowance for Losses on Loans - Credit Risk Profile Based on Payment Activity (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 12,201,387	$ 10,950,608
Nonaccrual loans by portfolio segment	49,580	42,414
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,711,004	5,658,830
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,597,996	1,110,411
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	602,631	473,069
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	124,308	118,497
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,405	104,567
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,303,148	1,124,290
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,434,610	1,093,639
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,093,360	978,589
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	144,850	149,716
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	85,075	139,000
Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 12,151,807	$ 10,908,194
Grade as percentage of total gross assets	99.60%	99.60%
Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 5,683,074	$ 5,625,682
Grade as percentage of total gross assets	99.50%	99.40%
Performing Loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 1,597,996	$ 1,110,411
Grade as percentage of total gross assets	100.00%	100.00%
Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 602,540	$ 473,069
Grade as percentage of total gross assets	99.90%	100.00%
Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 124,012	$ 118,439
Grade as percentage of total gross assets	99.80%	99.90%
Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 103,800	$ 104,057
Grade as percentage of total gross assets	99.40%	99.50%
Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 1,303,009	$ 1,123,583
Grade as percentage of total gross assets	99.90%	99.90%
Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 1,422,795	$ 1,086,470
Grade as percentage of total gross assets	99.20%	99.30%
Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 1,085,278	$ 978,006
Grade as percentage of total gross assets	99.30%	99.90%
Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 144,319	$ 149,477
Grade as percentage of total gross assets	99.60%	99.80%
Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 84,984	$ 139,000
Grade as percentage of total gross assets	99.90%	100.00%
Non-Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 70,238	$ 71,441
Nonaccrual loans by portfolio segment	$ 49,580	$ 42,414
Percentage of total gross loans	0.40%	0.40%
Non-Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 27,930	$ 33,148
Percentage of total gross loans	0.50%	0.60%
Non-Performing Loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 0
Percentage of total gross loans	0.00%	0.00%
Non-Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 91	$ 0
Percentage of total gross loans	0.10%	0.00%
Non-Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 296	$ 58
Percentage of total gross loans	0.20%	0.10%
Non-Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 605	$ 510
Percentage of total gross loans	0.60%	0.50%
Non-Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 139	$ 776
Percentage of total gross loans	0.10%	0.10%
Non-Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 11,815	$ 7,100
Percentage of total gross loans	0.80%	0.70%
Non-Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 8,082	$ 583
Percentage of total gross loans	0.70%	0.10%
Non-Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 531	$ 239
Percentage of total gross loans	0.40%	0.20%
Non-Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 91	$ 0
Percentage of total gross loans	0.10%	0.00%